UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution on July 25, 2006

Commission File Number of Issuing entity: 333-115371-13

Popular ABS Mortgage Pass-Through Trust 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-115371

Popular ABS, Inc.

(Exact name of depositor as specified in its charter)

Equity One, Inc.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

54-2192978

54-2192979

(I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.

4 New York Plaza, 6th Floor

New York, New York 10004

(Address of principal executive offices)

(212) 623-5600

(Telephone number, including area code)

(not applicable)

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b))

Popular ABS, Inc., Mortgage Pass- Through Certificates, Series 2006-A				______

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  No *

*	the closing date for the transaction was January 31, 2006.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 25, 2006, a distribution was made to the holders of the POPULAR ABS, INC., MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A. The distribution report is attached as Exhibit 99.1 to this Report on Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-A, relating to the monthly distribution on July 25, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

POPULAR ABS, INC. (Depositor)
Date: July 27, 2006	By:	/s/ Darren Nelson

Darren Nelson, Senior Vice President

Exhibit Index

Exhibit	Document

99.1	Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-A, relating to the monthly distribution on July 25, 2006.